Advances for Vessels Acquisitions and Other Vessels' Costs (Tables)	12 Months Ended
Dec. 31, 2020
Advances for Property Plant and Equipment
	December 31, 2020	December 31, 2019
Advances for vessel acquisitions	$-	$11,000
Capitalized costs	-	17
Total	$-	$11,017